UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933:	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ 8 ]

Registration Statement Under the Investment Company Act of 1940:	[ X ]
Amendment No.	[ 7 ]

Exact Name of Registrant as Specified in Trust:	Institutional Investor Trust

Address of Principal Executive Offices:	201 Center Road, Suite Two Venice, FL 34285

Registrant's Telephone Number, Including Area Code:	941-496-4660

Name and Address of Agent for Service:	Corporation Service Company 84 State Street Boston, MA 02109

With Copies to:	Marcia DeVries Institutional Investor Trust 201 Center Road, Suite Two Venice, FL 34285

Approximate Date of Proposed Public Offering:	N/A

It is proposed that this filing will become effective (check appropriate box):

[X ]	Immediately upon filing pursuant to paragraph (b)
[__]	On (date) pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a)(1)
[__]	On (date) pursuant to paragraph (a)(1)
[__]	75 days after filing pursuant to paragraph (a)(2)
[__]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[__]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant hereby elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

INSTITUTIONAL INVESTOR TRUST

SECTOR ALLOCATION MODEL FUND SERIES (SAMSX)

PROSPECTUS

FEBRUARY 25, 2013

This Prospectus contains information, which you should know about the Fund before you invest. Please keep it for future reference.

Neither the Securities Exchange Commission nor any state securities commission has approved or disapproved of this security or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Sector Allocation Model Fund Series

Risk/Return Summary

Investment Objective

Fees and Expenses

Example

Portfolio Turnover

Investments, Risks, and Performance

Principal Investment Strategies

Principal Investment Risks

Risk/Return Bar Chart and Table

Management

Investment Adviser

Subadviser

Portfolio Manager

Purchase and Sale of Fund Shares

Purchase of Fund Shares

Sale of Fund Shares

Tax Information

Investment Objectives, Principal Investment Strategies, Related Risks, And Disclosure of Portfolio Holdings

Investment Objectives

Principal Investment Strategies

Related Risks

Disclosure of Portfolio Holdings

Management, Organization, and Capital Structure

Investment Adviser

Subadviser

Portfolio Manager

Capital Structure

Shareholder Information

Introduction

Pricing of Fund Shares

Purchasing and Redeeming Shares

Directly Through the Fund

Through an Intermediary, Broker or Agent

Book Entry

Frequent Purchases and Sales

Tax Consequences

Customer Identification Program

Shareholder Reports

Custodian, Auditor, and Distributor

Custodian

Auditor

Distributor

Financial Highlights

This page left blank intentionally.

Risk/Return Summary

Investment Objective

The objective of the Sector Allocation Model Fund series (the “Fund”) of Institutional Investor Trust (the “Trust”) is to outperform the S&P500 modestly as the market moves up and dramatically as it moves down. The Fund seeks to create value by avoiding extreme market losses rather than trying to capture extreme market gains.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.

Shareholders Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other Distributions] (as a percent of offering price)	0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distributions [and/or Service] (12b-1) Fees	0.00%
Other Expenses (1)	0.25%
Acquired Fund Fees and Expenses (2)	0.18%
Total Annual Fund Operating Expenses	1.18%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.

(2) “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$120	$375	$649	$1,432

Portfolio Turnover

The Fund incurs transaction costs, such as commissions (or other indirect transaction costs), when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 415% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

The Fund’s Sector Allocation Model invests solely in the exchange traded funds (ETFs) that represent the nine sectors of the Standard and Poors 500 Index (S&P) and the ETF representing the one- to three-month U. S. Treasury Note. The Fund makes investments in proportions designed to meet its investment objectives while maintaining some balance within equities and short term treasuries. The Fund evaluates the performance of the nine sectors weekly and purchases or sells any given sector or treasury holding accordingly.

Sectors are either in or out of the model, and all sectors in the model are equally weighted. The maximum allocation to any one sector is 25%. When three or fewer sectors are included 25% is invested in each sector and the remainder is invested in the Treasury ETF. When four or more sectors are included the percentage in each is equally weighted and no investment is made in the Treasury ETF. When no sectors are included, 100% is invested in the Treasury ETF.

The nine sectors are:

•	Consumer Discretionary (XLY)
•	Consumer Staples (XLP)
•	Energy (XLE)
•	Financial (XLF)
•	Health Care (XLV)
•	Industrial (XLI)
•	Materials (XLB)
•	Technology (XLK)
•	Utilities (XLU)

Principal Investment Risks

Market Volatility: As with all market-traded securities, the risk of price declines of Fund securities is unavoidable. Many factors affect the market every day that produce fluctuations in the value of all securities. The daily value of Fund shares reflects these fluctuations.

ETF Risk: Equity-based exchange traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Portfolio Turnover: In following the Fund’s investment strategy described above, portfolio changes can occur on a weekly basis and without regard for how long the investments have been in the Fund. Portfolio turnover may involve brokerage commissions and other transaction costs and may result in realizing short-term capital gains.

Returns Are Not Guaranteed: An investment in the Fund is neither insured nor guaranteed by the U.S. government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Loss Can Occur: Remember that loss of money is a risk of investing in this or any other fund.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s before-tax performance from year to year over a 10-year period (or for the life of the Fund if less than 10 years). The table shows how the Fund’s average annual returns for one, five, and ten years (or for the life of the Fund) compare to those of a broad-based securities market index. Remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The return reflected for 2010 is for the period of
September 13, 2010 (start of operations) to December 31, 2010

During the period shown in this bar chart, the highest return for a quarter was 9.70 (quarter ending December 31, 2010), and the lowest return for a quarter was -9.0% (quarter ending September 30, 2011).

Average Annual Total Returns

For the periods ended December 31, 2012, 2008, and 2003

	1 Year	5 Years (or Life of Fund*)	10 Years (or Life of Fund*)
Sector Allocation Model Fund
Return Before Taxes	11.92%	9.48%	9.48%
Return After Taxes on Distributions	8.96%	7.93%	7.93%
Return After Taxes on Distributions and Sale of Fund Shares	8.60%	6.60%	6.60%
S&P 500 Index
(reflects no deduction for [fees, expenses, or taxes])	16.00%	-37.00%	26.38%

* Operations of the fund began September 13, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Institutional Investor Advisers, Inc. is the adviser to the Fund.

Subadviser

F-Squared Institutional Advisors, LLC is the Fund’s subadviser.

Portfolio Manager

Roland G. “Kelly” Caldwell, Jr., has been the portfolio manager of the Fund since its inception in June, 2010. Mr. Caldwell is also president of Institutional Investor Trust.

Purchase and Sale of Fund Shares

Only qualified financial institutions may purchase Fund shares; the Fund is not available for purchase by the general public. The Fund is open exclusively to institutional investors who wish to purchase Fund shares for subsequent allocation to the individual portfolios of their clients.

Purchase of Fund Shares

Your institution can open an account directly with the Fund to purchase shares. You may request a purchase by fax or by mail sent to the number or address on the back of this prospectus, or through the National Securities Clearing Corporation (NSCC) if you are a member. You can also purchase shares through your account with any financial intermediary, broker (who may authorize designees), or agent the Fund has authorized to sell its shares.

A minimum initial deposit of $500,000.00 is required and there is no minimum to make subsequent purchases.

Sale of Fund Shares

If your institution has an account directly with the Fund, you can redeem, with no redemption fee, all or any portion of your shares on any business day by fax or by fax or by mail sent to the number or address on the back of this prospectus, or through the NSCC, if a member.

If your institution holds shares of the Fund in an account with a financial intermediary, broker (who may authorize designees), or agent authorized by the Fund to sell its shares, you may incur fee when you request a redemption. Review their materials to ascertain the method for requesting redemptions and any associated fee.

A minimum balance of $250,000.00 is required for an account to remain open.

Tax Information

The Fund will declare and pay dividends and capital gains, if any, at least annually. The Fund intends to make distributions that may be taxed as ordinary income and capital gains, which may be taxable at different rates depending on the length of time the fund holds assets. As a result of the Fund’s objective and strategies, the Fund anticipates that its distributions will consist primarily of ordinary income or capital gains. Distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

Investment Objectives, Principal Investment Strategies, Related Risks,
And Disclosure of Portfolio Holdings

Investment Objectives

The objective of the Sector Allocation Model Fund series (the “Fund”) of Institutional Investor Trust (the “Trust”) is first to outperform cash, and then to outperform the S&P500—modestly on the upside and dramatically on the downside. The Fund seeks to accomplish this by maximizing shareholder’s total returns by investing in the nine sectors of the S&P500 using exclusively the State Street Global Advisors sector ETFs along with a State Street Global Advisors short term Treasury ETF. The Fund offers the potential for capital gains, both realized and unrealized, and some dividend and/or interest income. When gains and income are added together, the total can be calculated as a percentage of the amount invested, producing a “total” return in percentage terms. This percentage then allows investors to fairly compare the performance of the Fund with investment sectors, other funds, or securities having similar risk and financial traits.

Principal Investment Strategies

The Fund’s Sector Allocation Model invests solely in the exchange traded funds (ETFs) that represent the nine sectors of the Standard and Poors 500 Index (S&P) and the ETF representing the one- to three-month U. S. Treasury Note. The Fund makes investments in proportions designed to meet its investment objectives while maintaining some balance within equities and short term treasuries.

The maximum investment in any one S&P sector is 25%. If only three sectors qualify, the Fund invests 25% in the Treasury ETF; if two qualify, then 50% goes into the Treasury ETF, etc. All sectors participate in the model. While identified sectors of the equity markets appear favorable, the Fund buys and holds those sectors. When there are indications that a given sector is moving downward, the Fund sells that sector’s holdings in their entirety and allocates the proceeds among the remaining qualifying sectors. The Fund assesses the sectors at the beginning of each week using the model evaluation methodology and makes the resulting portfolio purchases and/or sales.

Related Risks

Market Volatility: As with all market-traded securities, risk of price declines of Fund securities is unavoidable. Many factors affect the market every day that produce fluctuations in the value of all securities. The daily value of Fund shares reflects these fluctuations.

Investment in EFTs: Equity-based exchange traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Portfolio Turnover: In following the Fund’s investment strategy described above, portfolio changes can occur on a weekly basis and without regard for how long the investments have been in the Fund. Portfolio turnover may involve brokerage commissions and other transaction costs and may result in realizing short-term capital gains.

Returns Are Not Guaranteed: An investment in the Fund is neither insured nor guaranteed by the U.S. government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Loss Can Occur: Remember that loss of money is a risk of investing in this or any other fund.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding disclosure of the Funds’ portfolio securities is available in the Fund’s Statement of Additional Information and on the Fund’s web site, www.ii-trust.com. The Fund is required to disclosure its holdings within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report made to the Securities and Exchange Commission on Form N-Q. You may request a free copy by calling or writing the Fund using the contact information provided on the back cover page of this Prospectus.

Management, Organization, and Capital Structure

Investment Adviser

Institutional Investor Advisers, Inc.

201 Center Road, Suite Two, Venice, FL 34285
Voice: (941) 493-3600; Toll-Free: (800) 338-9476; Fax: (941) 496-4660

The Fund retains Institutional Investor Advisers, Inc. (“IIA”) as investment adviser under an annual contract between the Fund and the Adviser. IIA is registered under the Investment Advisors Act of 1940 and with the Florida Division of Securities, Tallahassee, Florida. As such, it periodically files reports with both agencies, which are available for public inspection.

IIA is a Florida corporation wholly owned by Trust Companies of America, Inc., a holding company controlled by Roland G. Caldwell, Jr. and his family. As of the date of this Prospectus, the sole business and activity of IIA is to provide investment management and advice under contract to the Fund. As Adviser to the Fund, IIA receives the 0.75% per annum of the average daily market value of the Fund’s net assets.

Although 0.75% of assets may be different than fees paid by some other equity mutual funds, the Adviser believes it to be comparable to those charged by other advisers to funds with similar objectives. The fee also takes into account that the Adviser pays costs of administering the Fund’s portfolios, including accounting record maintenance and shareholder ledgers. An additional 0.25% of assets covers expenses of the Fund, which are paid by the Fund, such as directors fees and the costs of audit and compliance. Under terms of the advisory agreement, total expenses of the Fund, excluding acquired fund expenses, are limited to no more than 1% of Fund net assets in any one year. If actual expenses ever exceed that limitation, the Adviser will reimburse the Fund for such excess expenses and fully disclose to Fund shareholders in financial statements in accordance with generally accepted accounting practices.

A discussion regarding the basis for the Board of Trustees approving extension of the investment advisory contract is available in the Fund’s annual financial report to shareholders.

IIA has its registered offices at 201 Center Road, Suite Two, Venice, Florida, 34285. The Trust shares facilities, space and staff with both its custodian and with IIA.

Subadviser

F-Squared Institutional Advisors, LLC.

2221 Washington Street, Suite 201, Newton, MA 02462
Toll-Free: (866) 288-7657

Howard Present is the President of F-Squared Institutional Advisors, LLC. Prior to F-Squared, he was Founder and President of Helicon Partners LLC, a boutique management firm specializing in new business development within the financial services industry. Previously, he was Managing Director at Evergreen Investments, running global product management and strategy for the firm leading to the successful multi-billion dollar business launch into closed end funds, and was business owner of the Alternative Investments, Managed Accounts, and 529 businesses.

Portfolio Manager

Roland G. Caldwell, Jr. is the primary investment professional within IIA and is the portfolio manager of the Fund. Mr. Caldwell, who is President of IIA, has worked in the financial services industry since 1988 in trust account administration for individual investors as well as registered investment company and investment adviser management. The SAI provides additional information about compensation and ownership of securities of the Fund.

Capital Structure

The Trust’s Fund and its entire capitalization consist of an unlimited number of shares of authorized common stock with a par value of $10.00 each. When issued, each full or fractional share is fully paid, non-assessable, transferable and redeemable.

Shareholder Information

Introduction

The President or Secretary of the Trust, a majority of the trustees, or the holders of ten percent or more of the outstanding shares of a Fund series can call a shareholders meeting. At a shareholders meeting, you vote your Fund series shares on any matters on which you are entitled to vote by law or under provisions of the Trust’s Declaration of Trust. As a holder of a particular Fund series, you vote on matters that exclusively affect that Fund series. All shares are of the same class, and each full share has one vote. Fractional shares (issued to three decimal places) have no voting rights.

As a holder of a particular Fund series, you have distinctive rights regarding dividends and redemption. The Board of Trustees, at its discretion, declares dividends for each Fund series as often as is required for the Company to maintain qualification under Sub-Chapter M of the Internal Revenue Service Code (“IRC”).

Direct all shareholder inquiries to the Trust at the address and telephone number listed on the back page of this Prospectus.

Pricing of Fund Shares

The Fund calculates the Net Asset Value (“NAV”) at the last known trade price on or after the 4:00 p.m. close (New York time) of business on the New York Stock Exchange ("NYSE") on each day the Fund and the NYSE are open, and on any other day in which enough trading in portfolio securities occurs so that value changes might materially affect the current net asset value. NYSE trading is closed weekends and holidays, which are listed as New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

The Fund ordinarily values its portfolio of securities based on market quotes. For each security, the Fund receives two prices each day from Bloomberg: the last trade and the “evaluation price.” This evaluation price is calculated on a matrix by Bloomberg for lightly traded securities for which the last trade price might be stale and therefore no longer accurate. The Funds’ system uses last trade price if it is on the current day, and the evaluation price otherwise. Because the Fund trades only in Exchange Traded Funds, it highly likely that the Fund will use Bloomberg’s last trade price.

When market quotations are not readily available or deemed unreliable, the Fund values securities or other assets by a method which the Board of Trustees believes most accurately reflects fair value. Valuing the Fund’s investments using fair value could result in the market prices for shares deviating from NAV.

The formula for calculating the NAV per share is:

Total market value of all assets, cash and securities held, minus
Any liabilities (including Fund expenses, which are accrued daily), divided by
The total number of shares outstanding that day.

Purchasing and Redeeming Shares

Your institution may purchase and redeem share directly through the Fund or through any financial intermediary, broker (who may authorize designees), or agent that the Fund has authorized to sell its shares. A minimum initial purchase of $500,000 is required. Subsequent purchases have no minimum. A minimum balance of $250,000 is required to keep your account open.

Directly Through the Fund

Your institution can open an account directly with the Fund by completing an application and returning it to the address shown on the back of this prospectus. In the application, you specify whether dividends and capital gains distributions are reinvested or paid in cash. You also specify the Account Type. If you choose a Master Account Type, you maintain the individual ownership records of each of your client accounts for which you purchase shares and you perform all required reporting to the client. If you choose a Sub-Account Type, you provide identifying information for each of your client accounts and the Fund maintains ownership records. With this account type, you are also responsible for all reporting requirements to your clients.

Purchases

You can begin purchasing shares after the Fund accepts your application and opens your account. Your initial purchase must be a minimum of $500,000.00. Subsequent purchases have no minimum. You can make purchases by fax or by mail sent to the number or address on the back of this prospectus, or through the NSCC if you are a member. If you are not a direct NSCC participant, you will pay for your purchases with funds wired from your bank to the Fund’s bank.

When you place a purchase order, the Fund will calculate the number of shares in your purchase based on the next determined NAV. On the business day the Fund receives your wired funds, the Fund purchases shares for your account at that NAV. The Fund credits your account with, and holds in it, all shares that you purchase or that are issued to you, such as automatic dividend reinvestments and capital gains distributions. The Fund allocates fractional shares for purchases (and redemptions), including reinvested distributions. For example, if you purchase $1,000 at a NAV of $11.76 per share, the Fund will credit your account with 85.034 shares. For voting purposes, fractional shares are disregarded.

The Fund reserves the right to reject new account applications or additional purchases for an existing account. It also reserves the right to terminate the offering of shares made by this Prospectus if the Board of Trustees determines that such action is in the interest of shareholders.

Redemptions

The Fund will redeem, with no redemption fee, all or any portion of your shares in the Fund on any day that a NAV is calculated for the Fund. The price paid to you will be the NAV per share next determined after the Fund receives your redemption request. You can request redemptions by fax or by mail sent to the number or address on the back of this prospectus, or through the NSCC if you are a member.

The Fund normally pays for redeemed shares on the next business day immediately following the redemption date. The Fund reserves the right, however, to withhold payment for up to seven (7) calendar days if necessary to protect the interests of the Fund or its shareholders. The Fund will wire the redemption proceeds to you according to the instructions you provide upon opening your account.

You must maintain a minimum balance of $250,000.00 to keep your account open, and the Fund reserves the right to request that small accounts be redeemed and closed if the cost of activity in the accounts is unjustified. The Fund will provide prior notice of not less than 60 days to shareholders before closing an account as an opportunity for additional funds to be invested. No automatic redemptions will be made in accounts solely due to the amount of money invested.

Share redemptions, whether voluntary or involuntary, may result in realizing a taxable capital gain or loss.

Through an Intermediary, Broker or Agent

The Fund has authorized certain financial intermediaries, brokers (who may authorize designees), or agents to receive purchase and redemption orders on its behalf.

If you purchase or redeem shares through an intermediary, broker, broker’s designee, or agent:

•	You may be charged a fee.
•	You should carefully review the program materials that the intermediary provides you because policies or procedures that are separate from those described in this Prospectus may apply.

Purchases

Your purchase order is treated as if you had placed it directly with the Fund, and you receive the next NAV price calculated by the Fund. The intermediary holds your shares in an omnibus account in its (or its agent’s) name, and the intermediary maintains your individual ownership records. The intermediary, broker, or agent is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.

Redemptions

Your redemption order is treated as if you had placed it directly with the Fund, and you receive the next NAV price calculated by the Fund. The intermediary, broker, or agent is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account and confirming your transactions.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. All Fund securities are held in the nominee name of the Fund’s custodian, or the nominee name of the intermediary, broker, or agent at the Depository Trust Clearing Corporation (DTCC).

Frequent Purchases and Sales

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•	Monitoring requests for possible violations of the Fund’s market timing policy.
•	Rejecting or limiting specific purchase requests; and
•	Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future purchases or exchanges out of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the adviser will be liable for any losses resulting from rejected purchase orders. The adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

The Trust has no arrangements with any person to permit frequent purchases and redemptions in Fund shares.

Tax Consequences

The Trust intends to remain a qualified “regulated investment company” under Sub-Chapter M of the Internal Revenue Code and qualify for the special tax treatment available by adhering to strict, self-imposed restrictions.

Any sale or exchange of Fund shares may generate tax liability (unless your customer on whose behalf you are selling shares is a tax-exempt investor or whose account is a qualified retirement account). When you redeem shares a taxable gain or loss may be incurred. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.

The Fund intends to will declare and pay dividends and capital gains, if any, at least annually. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning the Fund’s shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies any entity that opens an account. What this means for you is that when you open an account, we will ask for documentation of your corporate status. Also, for each individual who will be authorized initiate share transactions, we will ask for name, address, date of birth, and a copy of his or her driver’s license or other identifying document. Additional information may be required in certain circumstances. New account applications without such information may not be accepted.

You, as an institutional investor, are solely responsible for identifying your customers to whom you subsequently allocate shares in the Fund.

Shareholder Reports

The Trust’s annual report for the fiscal year ended December 31, 2012 is incorporated by reference. These reports include:

•	Statement of Assets and Liabilities,
•	Statement of Operations,
•	Statement of Changes in Net Assets,
•	Schedule of Fund Investments,
•	Per Share Tables,
•	Notes to financial statements, and
•	Any applicable supplementary information.

The Fund’s most recent annual report accompanies its Prospectus. Existing shareholders will receive their statements earlier. A free copy of the most recent financial report is available by contacting the Fund at the address on the back cover of the Prospectus.

Custodian, Auditor, and Distributor

Custodian

Caldwell Trust Company, 201 Center Road, Suite Two, Venice, FL, 34285, serves as custodian of the Funds’ assets. Under an agreement as agent for the Trust, it is empowered to:

•	Hold all assets, securities and cash for each separate series. It may do so in then trust company’s name or in its nominee name (or names). It accounts to each Fund regularly for these holdings.
•	Accept instructions for the purchase, sale or reinvestment of all Fund assets from the Trust’s president or from the Funds’ investment adviser(s).
•	Disburse funds for authorized shareholder redemptions.

Auditor

Gregory, Sharer & Stuart, P.A., 100 2nd Ave. S., Suite 600, St. Petersburg, FL 33701, Certified Public Accountants, serves as the independent public accountant and auditor for the Fund. Neither the firm nor any of its principals or staff holds any financial interest directly or indirectly in the Fund.

Distributor

The Trust acts as distributor of all its shares and maintains its own shareholder register, acting as transfer agent for all shares outstanding.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years, or for the period of the Fund’s operations if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or (lost), on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Gregory, Sharer & Stuart, P.A. whose report, along with the Fund’s financial statements, are included in its annual report, which is available upon request by calling the number shown on the back cover of this prospectus.

	12/31/12	12/31/11	9/13/10 (1) to 12/31/10
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.71	$10.81	$10.00
Income from Investment Operations:
Net Investment Income (2)	.19	.15	.06
Net Realized and Unrealized Gain (Loss) on Investments	1.34	(.10)	.93
Total Income from Investment Operations	1.53	.05	.99
Distributions
Distributions from Net Investment Income	(1.14)	(.15)	(.18)
Distributions from Net Realized Gains on Investments	(.20)	.00	.00
Distributions from Return of Capital	.00	.00	.00
Total Distributions	(1.34)	(.15)	(.18)
Net Asset Value, End of Period	$10.90	$10.71	$10.81

Total Return Before Taxes: (3)	11.92%	.31%	9.70%

Ratios and Supplemental Data:
Net Assets, End of Period	$57,960,756	$36,775,105	$26,029,167
Operating Expenses to Average Net Assets Before Fee Waiver	1.07%	1.06%	0.88%
Operating Expenses to Average Net Assets After Fee Waiver	1.00%	1.00%	0.75%
Investment Income to Average Net Assets Before Expenses	2.63%	2.34%	2.49%
Investment Income to Average Net Assets After Expenses	1.63%	1.34%	1.73%
Portfolio Turnover Rate	414.83%	288.01%	45.94%

(1)	Start of operations
(2)	Based on average shares outstanding
(3)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of 2012, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of each period. Values shown for the period 09/13/10 to 12/31/10 are not annualized.
(4)	(4) The Fund's investment strategy will likely result in a high portfolio turnover rate which will increase brokerage commissions and/or generate additional capital gains for tax purposes, thereby decreasing investment returns.

The Statement of Additional Information for Institutional Investor Trust contains more information about the Trust. The Trust’s Annual Report and its Semi-Annual Report if applicable (which are incorporated into this Prospectus by reference) also provide additional information. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affect the Trust’s performance during its last fiscal year.

The Statement of Additional Information, Annual Report, and Semi-Annual Report if applicable are available to shareholders without charge. To request a copy of any of these documents or to make shareholder inquiries, call or write Institutional Investor Trust at the telephone number or address shown below. Additionally, the Fund will make these documents available on its website, www.ii-trust.com.

Information about the Trust can be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Trust are available from the EDGAR Database on the Commission’s internet site at http://www.sec.gov and copies of this information may be obtained, on payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-1520.

Institutional Investor Trust
Investment Company Act File Number 811-22429

201 Center Road, Suite Two ~ Venice, Florida 34285 ~ 941-488-6772 ~ 800-338-9477

INSTITUTIONAL INVESTOR TRUST

SECTOR ALLOCATION MODEL FUND SERIES (SAMSX)

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY25, 2013

This Statement of Additional Information is not a Prospectus. You should read it in conjunction with the Prospectus dated the same date. To receive a free copy of the Prospectus, write or call the Trust at the address or telephone numbers to the right.

Table of Contents

Sector Allocation Model Fund Series

Fund History

Date and Form of Organization

Description of the Fund and Its Investments and Risks

Classification

Investment Strategies and Risks

Overview of the Fund and Its Objectives

Strategies in Practice in the Fund

Fund Policies

Temporary Defensive Position

Portfolio Turnover

Portfolio Holdings Disclosure

Service Providers

Rating and Ranking Organizations

Disclosure to Other Parties

Compliance with Portfolio Holdings Disclosure Procedures

Management of the Trust

Management Information

Leadership Structure and Board of Trustees

Standing Committees

Beneficial Ownership in Equity Securities in the Funds

Beneficial Ownership of Equity Securities in Related Companies by Non-Interested Trustees

Compensation and Related Party Transactions

Compensation Table

Code of Ethics

Proxy Voting

Control Persons and Principal Holders

Control Persons

Principal Holders

Management Ownership

Investment Adviser

Subadviser

Services Provided by Adviser and Fund Expenses Paid

Other Service Providers

Transfer agent

Custodian

Independent Public Accountant

Portfolio Manager

Brokerage Allocation and Other Practices

Brokerage Transactions and Commissions

Brokerage Selection

Capital Stock

Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Purchases

Reinvestments

Fractional Shares

Redemption of Shares

Pricing of Shares

Taxation of the Trust

Performance Calculation

Average Annual Total Return Before Taxes

Average Annual Total Return After Taxes on Distributions

Average Annual Total Return After Taxes on Distributions and Redemption

30-Day Yield

Financial Information

Fund History

Date and Form of Organization

Institutional Investor Trust (the “Trust”) was incorporated in the Commonwealth of Massachusetts on June 3, 2010 as a Massachusetts Business Trust. The Trust’s principal place of business is 201 Center Road, Suite Two, Venice, FL 34285.

Description of the Fund and Its Investments and Risks

Classification

The Trust is a diversified, open-end, regulated investment company registered under the Securities Acts of 1933 and 1934 and the Investment Company Act of 1940.

Investment Strategies and Risks

The Trust currently has one Fund series, the Sector Allocation Model Fund (the “Fund”). The information that follows is specific to that Fund. Should the Trust offer additional fund series in the future, information specific those funds will be included in this Statement of Additional Information.

Overview of the Fund and Its Objectives

The Fund uses a Defensive Allocation concept to seek to improve returns and reduce risk employing a proprietary model that invests solely in the nine Select Sector S&P exchange traded funds (ETFs) and the one- to three-month Treasury ETF. The nine S&P sectors are: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Technology, and Utilities. Sectors are assessed weekly using proprietary methodologies and investments among them and/or movement to Treasuries is adjusted accordingly. All sectors participate in the model unless there are indications that a given sector is moving downward. When that happens, all assets in that sector are sold and reinvested in another sector. The maximum investment in any sector is 25%. If only three sectors qualify, 25% is invested in the Treasury ETF; if two qualify, then 50% goes into the Treasury ETF, etc.

Strategies in Practice in the Fund

For many decades, conventional wisdom held that successful equity investing required investors to stay fully invested at all times. This belief was based on data that showed that if you miss the relative few of the best up market days for the year, your long-term returns are greatly reduced. But as is often the case, conventional wisdom was only looking at part of the story. What was left out of the equation is the fact that there is a caustic side effect of staying fully invested – you suffer through all the worst days the market has to offer. When it comes to long-term absolute and risk-adjusted returns, a more complete review of the data shows that avoiding the worst down days is more beneficial than the penalty that comes from missing the best up days.

Defensive Allocation is designed to take advantage of this market imbalance, or asymmetry, by making investment decisions to avoid the worst days of the market. Not only does this approach provide the potential to outperform the market, but the very effort of trying to avoid the worst periods of market return has a fortunate side effect – it can also significantly reduce volatility, also known as portfolio risk.

A proprietary analytical model identifies when a given sector is positioned to underperform cash, and then eliminates that sector from the portfolio. Remaining sectors are equal-weighted with a maximum cap of 25% per sector. If there are three or fewer sectors remaining, then the remainder is invested in the short-term Treasuries ETF. The Trust can be 100% invested in Treasuries if all nine sectors are forecasted to underperform cash.

Fund Policies

Under the terms of the By-laws of the Trust and its Registration Statement pursuant to the Investment Company Act of 1940, the following investment restrictions were adopted. These restrictions can only be fundamentally changed or amended by majority approval by vote of all outstanding shares of all Funds, both individually and of the Trust in total, as set forth in Trust By-laws and the Investment Company Act of 1940.

Accordingly, the Trust will not:

A.	Invest in the direct purchase and sale of real estate.

B.	Invest in options, futures, commodities or commodity contracts, restricted securities, mortgages, or in oil, gas, mineral or other exploration or development programs;

C.	Invest in foreign-based issuers that would exceed 10% of the value of its net assets at market value at the time of acquisition, except for issues widely traded on exchanges or in markets domiciled in the U.S., which may be held in any amount permitted registered investment companies;

D.	Borrow money, except for temporary purposes, and then only in amounts not to exceed in the aggregate 5% of the market value of its total assets taken at the time of such borrowing.

E.	Invest more of its assets than is permitted under regulations in securities of other registered investment companies, which restricts such investments to a limit of 5% of the Trust’s assets in any one registered investment company, and 10% overall in all registered investment companies, in no event to exceed 3% of the outstanding shares of any single registered investment Trust. This restriction shall not apply to diversified Exchange Traded Funds (ETFs).

F.	Invest more than 5% of its total assets at the time of purchase in securities of companies that have been in business or been in continuous operation less than 3 years, including the operations of any predecessor, except for direct investments made in custodian banking entities serving one or more of the Trust’s Fund series;

G.	Invest or deal in securities which are not readily marketable.

H.	Own more than 10% of the outstanding voting securities of any one issuer or Trust, nor will it, with at least 75% of any Fund’s total assets, invest more than 5% in any single issue, valued at the time of purchase. This restriction shall not be applicable for investments in U.S. government or agency securities, which are permitted to constitute 100% of the assets of any Fund of the Trust at any time.

I.	Invest 25% or more of its total assets at the time of purchase in a single industry or similar group of industries, except U.S. government securities.

J.	Maintain a margin account, nor purchase investments on credit or margin, or leverage its investments, except for normal transaction obligations during settlement periods.

K.	Make any investment for the purpose of obtaining, exercising or for planning to exercise voting control of subject Trust.

L.	Sell securities short.

M.	Underwrite or deal in offerings of securities of other issuers as a sponsor or underwriter in any way. (Note: The Trust may be deemed an underwriter of securities in some jurisdictions when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

N.	Purchase or retain any securities issued by an issuer, if any officer, director, or interested party of the Trust or its Investment Advisor is in any way affiliated with, controls or owns more than 1% of any class of shares of such issuer, or if any such described persons as a class beneficially own or control more than 5% of any class of securities of such issuer.

O.	Make loans to others or issue senior securities. For these purposes the purchase of publicly distributed indebtedness of any kind is excluded and not considered to be making a loan.

Regarding Item E above, the Trust uses computerized cash management sweep services offered by custodians. These services presently include reinvesting overnight and short term cash balances in shares of a money market whose primary objective is principal safety and maximum current income from holding highly liquid, short-term, fixed investments, principally U. S. Government and Agency issues. The Trust only invests in such funds temporarily for convenience and efficiency as it tries to keep short term monies invested at interest only until it can make more permanent reinvestments in the ordinary course of business.

Temporary Defensive Position

The Fund seeks to achieve its objectives by adhering to its investment approach as outlined in the Prospectus and discussed in the Investment Strategies and Risks section of this Statement of Additional Information. If none of the nine sectors of the S&P are forecasted to underperform cash, the Funds assets may be 100% invested the Treasury ETF.

Portfolio Turnover

The Trust’s policy is to evaluate the Fund’s holdings weekly and make purchases or sales among the nine sector ETFs of the S&P and/or the one- to three-month Treasury ETF as indicated by its proprietary analytical methodology. Portfolio turnover rates, which vary depending on market conditions, are computed as:

The lesser of either total purchases or total sales, on an annualized basis, divided by

The average total market value of the assets held.

Portfolio Holdings Disclosure

The following discussion sets forth the Trust’s policies and procedures with respect to the disclosure of portfolio holdings.

Service Providers

The Trust’s Custodian and data processing service provider are permitted to have real time access to the Fund’s portfolio to perform their daily tasks. Neither of these service providers are considered third-parties as they are deemed to be affiliated with the Trust. The Trust’s independent and internal auditors have informational access as required in the performance of their audits. The Trust serves as its own transfer agent, so portfolio access is not an issue in transacting related tasks. Each of these parties is ethically prohibited from sharing the Trust’s portfolio with any third party unless expressly authorized by the president of the Trust.

Rating and Ranking Organizations

As a rule, the Trust does not provide entire Fund portfolio holdings data to any rating and ranking organizations. The President, in his discretion, may elect to share this information in a given situation if it is deemed in the best interest of investors.

Disclosure to Other Parties

The Trust is required under law to file a listing of its portfolio holdings with the Securities and Exchange Commission on a quarterly basis. The Trust does not disclose portfolio information to any third party other than those described above until and unless such information has been filed with the Commission.

Compliance with Portfolio Holdings Disclosure Procedures

The Fund’s Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

Management of the Trust

Management Information

Following are the names, duties, and affiliations of the initial Officers of the Trust and the initial members of the Trust’s Board of Trustees.

Trustees serve until they resign, are terminated as provided for in the Trust’s Declaration of Trust, or until such time as less than a majority of Trustees have been elected by shareholders.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held
Non-Interested Trustees
Charles Albers, CFA (71) 340 S. Palm Ave., Unit 512 Sarasota, FL 34236	Trustee	Term: Indefinite (2) Service: 2.3 years	Private Investor. Retired mutual fund portfolio manager of Guardian Park Avenue Fund (SVP Guardian Life Insurance) and Oppenheimer Main Street Fund (SVP Oppenheimer Funds, Inc.)	1	None
R. Scott Thompson (50) 525 Bayview Parkway Nokomis, FL 34275	Trustee	Term: Indefinite (2) Service: 2.3 years	Dentist	1	None
James R. Woods (71) 609 Madrid Avenue Venice, FL 34285	Lead Independent Trustee	Term: Indefinite (2) Service: 2.3 years	Educator, Education Administrator; Retired Former City Council Member, City of Venice	1	None
Interested Trustees
(1) Roland G. Caldwell, Jr., (45) 3320 Hardee Drive Venice, FL 34292	Trustee and President	Term: Trustee, Indefinite (2) Officer, N/A Service: 2.6 years	President, Trust Companies of America, Inc.; President, Treasurer and Trust Officer, Caldwell Trust Company; President, Institutional Investor Advisers, Inc.; President, Omnivest Research Corporation (deregistered)	1	None
(1) Howard Present (51) 46 Sagamore Road Wellesley, MA 02481	Trustee	Term: Indefinite (2) Service: 2.3 years	President, F-Squared Institutional Advisors, LLC, (Fund Subadviser)	1	None
Other Officers
Marcia DeVries (44) 201 Center Road Venice, FL 34285	Secretary	Term: N/A Service: 2.6 years	Secretary and CCO, Institutional Investor Trust; CFO, Caldwell Trust Company; CFO, Trust Companies of America, Inc.	1	None

(1) Interested persons under the 1940 Act.

(2) As specified in the Trust’s Declaration of Trust, Trustees continue to hold office until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event, the trustees then in office will call a shareholders meeting for the election of Trustees.

Leadership Structure and Board of Trustees

Under the By-Laws of the Trust, the Board of Trustees has control and management of the business of the Trust. Also, subject, to the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust, they may do all those things and exercise all those powers that are not required by law or by the Declaration of Trust to be done or exercised by the shareholders.

The members of the Board of Trustees have the power to appoint and remove officers or employees, determine their duties, fix and change their compensation, and, in an officer’s absence, to grant his or her powers to another officer. They may also fix and change any compensation paid to members of the Board. By resolution, they may designate committees that can exercise the powers of the Board in management of the business and affairs of the Trust.

The Board meets periodically and as deemed advisable to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Trustees interact directly with the Chairman of the Board, each other as Trustees and committee members, the Fund’s officers, the Adviser’s senior management, and other service providers of the Fund as frequently as is appropriate.

Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills. Mr. Albers was formerly a Senior Vice President of Guardian Life Insurance Company where he was the portfolio manager of the Guardian Park Avenue Fund. He was also a Senior Vice President of Oppenheimer Funds, Inc. where he was the portfolio manager of Oppenheimer Main Street Fund. Mr. Present is President of F-Squared Institutional Advisors, LLC, the Fund’s Subadviser. He was previously Managing Director at Evergreen Investments. Mr. Caldwell was the President of C/Funds Group, Inc., a registered investment company that offered two fund series. Mr. Thompson and Mr. Woods each served on the board of C/Funds Group, Inc.

Currently there are five Trustees, two of whom are considered “Interested” Trustees as defined by the Investment Company Act. Those Trustees are Mr. Caldwell and Mr. Present. The remaining Trustees are referred to as “Independent” Trustees. The Chairman of the Board is an interested Trustee. There is a designated Lead Independent Trustee, Mr. Woods, who serves as the Chairman of the Audit Committee with the responsibilities described below at “Standing Committees.”

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Fund’s management, its Adviser and other service providers with respect to services provided to the Funds, potential conflicts of interest that could arise from these relationships and other risks that the Funds may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities including:

•	Reviewing regular reports related to the performance and operations of the Fund;
•	Reviewing and approving, as applicable, the Fund’s compliance policies and procedures;
•	Meeting periodically with the portfolio manager and investment adviser to review investment strategies, techniques and related risks;
•	Communicating directly with the Fund’s independent registered public accounting firm to discuss the activities of the Fund; and
•	Receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls.

Standing Committees

The Board of Trustees has a standing Audit Committee which operates under a written charter. The members of this Committee provide the Trust’s independent auditors with access to information regarding the Fund and its operations outside of the auspices of Management. Not less than annually, the Committee members meet with those auditors on a formal basis. On an ongoing basis, they are available to the auditors for any access needed or requested. They provide a report of their findings and assessments at each Meeting of Shareholders. The committee consists of all the independent trustees, Messrs. Albers, Thompson, and Woods.

Beneficial Ownership in Equity Securities in the Funds

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
R. G. Kelly Caldwell, Jr.	$1 -- $10,000	N/A
R. Scott Thompson	Over $100,000	N/A
James R. Woods	Over $100,000	N/A

Beneficial Ownership of Equity Securities in Related Companies by Non-Interested Trustees

Trust Companies of America, Inc., a closely held Florida corporation, is the parent of Institutional Investor Advisers, Inc. (“IIA”), the Fund’s Investment Adviser. The following non-interested Trustees hold the stated positions in Trust Companies of America, Inc. as of December 31, 2012.

Trustee Name	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
James R. Woods	James R. Woods	Trust Companies of America, Inc.	Common	$39,397.50	0.5%

Compensation and Related Party Transactions

All persons who hold positions with the Trust and perform duties for the Fund are employees of Trust Companies of America, Inc. (“TCA”) and are compensated by TCA. The Trust has no applicable Executive Compensation. Expenses of “interested” Trustees are and will always remain the responsibility of the Investment Adviser to the Trust and its Funds, Institutional Investor Advisers, Inc.

The non-interested Trustees of the Trust are the only persons who receive compensation from the Trust, which has no pension or retirement plans. There has been no compensation as of the date of this filing. Upon reaching its first fiscal year-end, the Trust will report the name of each non-interested Trustee, his or her aggregate compensation from the Trust and the total compensation from the Trust paid to Trustees.

Compensation Table

Name of Person, Position	Aggregate Compensation from Fund (1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees (1)
Roland G. “Kelly” Caldwell, Jr., President and Trustee	$0.00	$0.00	$0.00	$0.00
Howard Present, Trustee	$0.00	$0.00	$0.00	$0.00
R. Scott Thompson, Trustee	$5,100.00	$0.00	$0.00	$5,100.00
James R. Woods, Trustee	$5,100.00	$0.00	$0.00	$5,100.00
Charles Albers, Trustee	$5,100.00	$0.00	$0.00	$5,100.00

(1) Compensation through December 31, 2012.

Code of Ethics

The Trust and the Investment Adviser have adopted a Code of Ethics under which covered persons and members of their immediate family may not purchase or sell a security within prescribed periods before or after the purchase or sale of the same portfolio security by the Trust. Within the prescribed periods, such persons are also prohibited from purchasing and selling any security into which a portfolio security is convertible or with respect to which a portfolio security gives its owner an option to purchase or sell the security.

Proxy Voting

The Trust has delegated proxy voting responsibility to its Custodian. As a chartered trust company and a true fiduciary, the Custodian’s policy is to vote proxies in the best interests of its clients at all times in accordance with its fiduciary duties. In that light, both the Trust and the Custodian foresee no circumstance in which a conflict of interest would arise. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

•	Maintain and strengthen the shared interests of stockholders and management;
•	Increase shareholder value; and
•	Maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where the Custodian perceives that a management proposal, if approved, would tend to limit or reduce the market value of the Trust’s securities, it will generally vote against it. The Custodian generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of trustees properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, the Custodian’s voting position will generally favor not interfering with the Trustees’ proper function in the interest of all shareholders. In the event of an out of the ordinary measure brought to vote, the Custodian will obtain proxy voting instructions from the Adviser.

When first available, information on how the Trust voted proxies related to their portfolio securities during the twelve month period ending June 30 will be available without charge by calling 941-488-6772 or through the web site of the Securities and Exchange Commission at http://www.sec.gov.

Control Persons and Principal Holders

Control Persons

As of December 31, 2012, the following institution was known to the Fund to be the record owner of more than 25% of the voting securities of the Fund:

CETRUS & Co. 81%

CETRUS & Co. does not exercise control over the voting rights of Fund shares. It is the nominee of Caldwell Trust Company which holds these shares in the accounts of its clients who are the beneficial owners of the shares. No beneficial owner holds more than 5% of the total assets of the Fund.

Institutional Investor Advisers, Inc. (“IIA”), the Investment Adviser to the Trust, is a wholly owned subsidiary of Trust Companies of America, Inc. (“TCA”). Shares of TCA, a corporation registered in the State of Florida, are owned by 124 shareholders. Voting control of TCA is held by the Caldwell family. The address of IIA is 201 Center Road, Suite Two, Venice, FL 34285. Neither IIA nor TCA has control over the voting rights of Fund shareholders.

Principal Holders

As of December 31, 2012, the following institutions were known to the Fund to be the record owner of more than 5% of the voting securities of the Fund:

CETRUS & Co. (see Control Persons above) 81%

National Financial Services 15%

Management Ownership

As of December 31, 2012, officers and trustees owned 1% of the Fund.

Investment Advisory and Other Services

Investment Adviser

The Investment Adviser to the Trust is Institutional Investor Advisers, Inc. (“IIA”). IIA is a Florida corporation, presently registered and practicing as an "Investment Adviser" under the Investment Advisers Act of 1940 with the Securities and Exchange Commission and with the Florida Division of Securities. IIA is a wholly-owned subsidiary of Trust Companies of America, Inc. (“TCA”), a privately held company whose majority ownership is controlled by the Roland G. Caldwell, Jr. family. TCA was formed mid-1995 to serve as parent to all operating subsidiaries and divisions, each of which provides a specific trust or financial service to the general public under its own identity.

IIA was incorporated April 19, 2010. The President of IIA, Roland G. Caldwell, Jr. was formerly the President of Omnivest Research Corporation (“ORC”), an SEC-registered Investment Adviser which was in operation from 1985 to 2008. Mr. Caldwell served as its president from 1997 to 2008. He has worked in the financial services industry since 1988 in trust administration for individual investors as well as Investment Company and Investment Adviser management. He is a 1988 graduate of the Georgia Institute of Technology, holding a Bachelor of Science Degree in Electrical Engineering.

IIA provides services to the Trust and its Fund under a contract which is non-assignable by IIA. That contract provides for payment of a fee, calculated daily and paid monthly, at the rate of 0.75% as specified in the contract and based on the daily market value of the Trust’s net assets. For the year ended December 31, 2012, these fees totaled $342,380.

This contract, which shareholders and the Board of Trustees approve as required, is terminable upon 30 days written notice, one party to the other. Mr. Caldwell is compensated by Trust Companies of America, Inc., the parent of IIA.

Subadviser

F-Squared Institutional Advisors, LLC is Subadviser to the Trust under an agreement with IIA. Located in Wellesley, MA, F-Squared is an innovative investment management boutique committed to providing investors solutions regarding process, price, and repeatable performance. Methodologies used to evaluate sector holding in the Fund are the proprietary property of F-Squared. Howard Present is the President of F-Squared. Previously, he was Founder and President of Helicon Partners LLC, a boutique management firm specializing in new business development within the financial services industry. Before Helicon, he was Managing Director at Evergreen Investments, running global product management and strategy for the firm leading to the successful multi-billion dollar business launch into closed-end funds, and was business owner of Alternative Investments, Managed Accounts, and 529 savings plan businesses.

Services Provided by Adviser and Fund Expenses Paid

Total direct operating costs of the Trust are restricted to 1% of net assets of the Fund. Expenses in excess of this 1% limitation are the responsibility of IIA under the terms of the investment contract with the Trust. In compliance with standard accounting practices and rules and laws governing regulated investment companies, investment research costs and/or allowed expenses of the Trust are included for purposes of calculating the 1% limitation.

Expenses of “interested” Trustees and losses incurred by the Trust as a direct result of any purchase fails shall always remain the responsibility of the Investment Adviser. IIA and its parent company TCA have been providing administrative and shareholder services to the Trust since inception.

No part of the expenses of the Trust or its Fund is paid by any other party.

Other Service Providers

Transfer agent

Institutional Investor Trust serves as its own Transfer Agent under the Securities Act of 1934 and as its own dividend paying agent. The Trust makes no charge to any of the Fund series for these services.

Custodian

The Custodian for the Trust is Caldwell Trust Company, 201 Center Road, Suite Two, Venice, Florida 34285. Caldwell Trust Company (“CTC”) is an independent trust company chartered in the state of Florida and is a wholly-owned subsidiary of Trust Companies of America, Inc. (“TCA”). TCA is a privately held company whose majority ownership is controlled by the Roland G. Caldwell, Jr. family.

The Custodian performs customary custodial services under its Custody Agreement with the Trust’s Fund. Among those services are handling the purchase and sale of investments and managing securities deliveries through the custodian’s relationship with the Depository Trust Company. The Custodian also collects income on the property it holds under its custodial agreement, pays expenses and remittances, and reinvests income as instructed by the Trust. The Trust compensates the custodian as they mutually agree from time to time. Currently the fee paid to CTC by the Trust is calculated as 0.1% of the Fund’s market value per year.

Independent Public Accountant

The independent accountant for the Trust and its Fund is Gregory, Sharer & Stuart P.A., 100 Second Avenue South, Suite 600, St. Petersburg, Florida 33701-4383.

Portfolio Manager

Roland G. “Kelly” Caldwell, Jr., President and Trustee, is the portfolio manager of the Fund and is responsible for its day-to-day management. He does not manage any other registered investment company, pooled investment vehicle, or other securities-related account.

Brokerage Allocation and Other Practices

Brokerage Transactions and Commissions

Orders to purchase and sell portfolio securities are made under the control of the President of the Trust, subject to the overall supervision of the Board of Trustees. All orders are placed at the best price and with the best execution obtainable. Buy and sell orders are placed according to the type, size, and kind of order involved and as each condition may demand, to secure the best result for the Trust and its shareholders, all factors considered.

The Trust is permitted to use broker-dealer firms that: (1) charge low commission rates; (2) have demonstrated superior execution capabilities; and (3) provide economic, corporate and investment research services. In the opinion of the Adviser, the Trust, and its Board of Trustees, selections based on such criteria serve the best interests of the Trust and Fund shareholders.

As of the date of this filing, no commissions have been paid. Upon completion of its first fiscal yearend, the Trust will report the amount paid.

Brokerage Selection

The Trust’s policy is to allocate brokerage business to the best advantage and benefit of its shareholders. The President of the Trust and its Investment Adviser are responsible for directing all transactions through brokerage firms of its choice. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost.

Capital Stock

The Trust has an unlimited authorized number of capital shares at $10.00 par value for the Fund.

Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Purchases

Institutional investors can open an account directly with the Fund or with any financial intermediary, broker (who may authorize designees), or agent authorized by the Fund to sell its shares. The Fund requires an initial minimum purchase of $500,000.00 with no minimum for making subsequent investments.

To open an account directly with the Fund, complete and sign the application and return it in person or by mail to the Trust at 201 Center Road, Suite Two, Venice, FL 34285. Your application must be received and accepted by the Fund before you can purchase shares.

If you have an account directly with the Fund, you will purchase shares through the National Securities Clearing Corporation (NSCC) if you are a member. If not, you will fund purchase transactions by wire transfer to the Fund. On the business day the Fund receives your wired funds, the Fund purchases shares for your account at the NAV per share as calculated that same day.

The Fund credits your account with, and holds in it, all shares that you purchase or that are issued to you, such as automatic dividend reinvestments and capital gains distributions. The Fund allocates fractional shares for purchases (and redemptions), including reinvested distributions. For example, if you purchase $1,000 at a NAV of $11.76 per share, the Fund will credit your account with 85.034 shares. Remember that for voting purposes, fractional shares are disregarded.

Reinvestments

If you have an account directly with the Fund, you specify in your account application whether you want dividends reinvested or paid in cash. If you elect reinvestment, you will receive additional shares of the Fund at the net asset value determined as of the close of business on the dividend distribution payment date.

If you have an account with a financial intermediary, broker (who may authorize designees), or agent authorized by the Fund to sell its shares, specify your preference to that entity.

Fractional Shares

When share purchases or redemptions are made, shares will be issued or redeemed accordingly, in fractions of a share, calculated to the third decimal place. (Example: $1,000 invested in shares at a net asset value of $11.76 per share will purchase 85.034 shares.)

Redemption of Shares

Shareholders can sell back all or a portion of their shares to the Fund on any day that the Fund’s net asset value (“NAV”) is calculated. Such share redemptions will be made as described in detail in the Prospectus dated this same date and are subject to the terms and conditions stated in this document. The Fund makes redemptions at the next NAV calculation after it receives in good order the redemption request. In situations in which the Fund does not have sufficient uninvested cash to pay the redemption without selling held investments, the Fund reserves the right to hold payment of the redemption for up to three (3) business days to allow for settlement of the securities sale.

If the New York Stock Exchange is closed for any reason other than normal weekend or holiday closings, if trading is halted or restricted for any reason, or if any emergency circumstances are determined by the Securities and Exchange Commission, the Trust’s Board of Trustees have the authority to, and may, suspend redemptions or postpone payment dates.

All share redemptions, regardless of the reason, give rise to a “completed sale” for tax purposes when made and shareholders will normally realize a gain or loss at that time. Such gain or loss is customarily determined by, and is usually equal to, the difference between the original purchase price of redeemed shares compared to the dollar amount received upon redemption of the same shares.

The Trust has the right to refuse payment to any registered shareholder until all legal documentation necessary for a complete and lawful transfer is in its or its agent’s possession, to the complete satisfaction of the Trust and its Board of Trustees.

If you redeem shares through your account with a financial intermediary, broker (who may authorize designees), or agent authorized by the Fund to sell its shares, your redemption request is treated as you had placed it directly with the Fund.

A minimum balance of $250,000.00 must be maintained in each Fund account.

Pricing of Shares

Net asset value per share is computed by dividing the aggregate market value of the net assets of the Fund, less the Fund’s liabilities if any, by the number of shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the last known trade price on or after the 4:00 p.m. close (New York time) of business on the New York Stock Exchange (“NYSE”) on each day the Trust and the NYSE are open, and on any other day in which enough trading in portfolio securities occurs so that value changes might materially affect the current net asset value. NYSE trading is closed weekends and holidays, which are listed as New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Additionally, the Fund closes on Columbus Day and the day after Thanksgiving.

Taxation of the Trust

The Trust has qualified for and has elected the special treatment afforded a "regulated investment" Trust under Subchapter M of the Internal Revenue Code. In any year in which it qualifies and distributes substantially all of its taxable net investment income (NII), the Trust (but not its shareholders) is required to pay Federal income taxes only on that portion of its investment income that is undistributed. Otherwise, the Trust would be taxed at ordinary corporate federal and state income tax rates on any NII not distributed to shareholders at least annually.

The Trust intends to remain qualified under Sub-Chapter M of the Internal Revenue Code by:

•	Distributing to each shareholder at least 90% of the aggregate NII of each Fund at least annually,
•	Deriving at least 90% of its gross income from dividends, interest, income from securities on loan, gains from the sale of stocks or securities, or other income derived from investing in such stock, securities, or currencies,

•	Investing its portfolios so that 50% or more of Fund assets are invested in cash items or stock issues, excluding any one security investment which exceeds 5% of the value of Fund assets at market value or more than 10% of the issuer’s outstanding voting securities, and
•	Investing in portfolios so that 25% of the Fund assets are not invested an any one issuer, except for U.S. Government securities.

Dividends paid to shareholders are in effect distributions of the Trust’s NII which are normally taxable to shareholders when received whether in cash or as additional shares. Distributions to shareholders of any realized capital gains are also taxable under existing tax laws at ordinary income tax rates, whether distributed in cash or as additional shares.

For a shareholder who sells shares back to the Fund as a redemption, the tax treatment will depend on whether or not the investment is considered a capital asset in the hands of the shareholder. In most cases this would be true, and in that event, a sale of shares will be treated as a capital transaction to be taxed depending upon the tax treatment afforded such transactions by tax laws existing at the time of sale. Advice from shareholder’s own tax counsel is recommended regarding the taxability of distributions. For tax purposes, the Fund will endeavor to notify all shareholders as soon as practicable after the close of the calendar year of all amounts and types of dividends and distributions paid out during the year just ended, generally in accordance with tax laws in place at the time of payment.

Performance Calculation

Changes or interpretations of rules made from time to time by the Internal Revenue Service may serve to temporarily or permanently alter existing tax treatment of distributions to shareholders. The Trust makes every effort, with the assistance of its tax advisors and independent public accountants, to act in the best interest of its shareholders at all times. Such changes and/or delays in IRS rules make it difficult for regulated investment companies and their shareholders to be certain as to all interpretations at all times.

The Fund may advertise fund performance in terms of average annual total return for 1, 5, and 10 year periods, or for such lesser periods as a fund has been in existence. For funds that invest primarily in bonds, the Trust may quote 30-day yields. Total return is computed as of the close of business on the last business day of the year. Yields are computed as of the close of business on the last business day of the month. The calculation formulas are show below.

Average Annual Total Return Before Taxes

P(1+T)n= ERV

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion)

Average Annual Total Return After Taxes on Distributions

P(1+T)n = ERVD

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return (after taxes on distributions)
n	=	number of years
ERVD	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

Average Annual Total Return After Taxes on Distributions and Redemption

P(1+T)n = ERVDR

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return (after taxes on distributions and redemption)
n	=	number of years
ERVDR	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

30-Day Yield

Yield = 2[((a-b)/(cd)+1) 6 –1]

Where:

a	=	Dividends and interest earned during the period
b	=	Expenses accrued for the period (net of reimbursements)
c	=	The average daily number of shares outstanding during the period that were entitled to receive dividends
d	=	The maximum offering price per share on the last day of the period

Financial Information

The Company’s audited Annual Report, and its Semi-Annual Report if applicable, are incorporated into this Statement of Additional Information by reference. Investors may request a free copy by calling or writing the Company at the telephone number or address shown on the cover page of this document.

For financial highlights, see the section of the Prospectus describing the Fund. For information regarding the compensation of Company officers and directors, see the “Compensation” topic in this Statement of Additional information.

Institutional Investor Trust
Investment Company Act File Number 811-22429

201 Center Road, Suite Two ~ Venice, Florida 34285 ~ 941-493-3600 ~ 800-338-9476

PART C

RE: REGISTRATION OF INSTITUTIONAL INVESTOR TRUST, 2010
February 25, 2013

Item 28.	Exhibits
(a) Declaration of Trust (Including Indemnification Clause)
Filed September 3, 2010.

(b) By-Laws
Filed September 3, 2010.

(c) Instruments Defining Rights of Security Holders
Filed September 3, 2010. (Included in Declaration of Trust Section 5.2).

(d) Investment Advisory Contract
Filed herewith, February 25, 2013 (Extension by Addendum).

(e) Underwriting Contracts
Not Applicable.

(f) Bonus or Profit Sharing Contracts
Not Applicable.

(g) Custodian Agreement
Filed herewith, February 25, 2013 (Extension by Addendum).

(h) Other Material Contracts
Not Applicable.

(i) Legal Opinion
Filed herewith, February 25, 2013.

(j) Consent of Independent Public Accounting Firm
Filed herewith, February 25, 2013.

(k) Financial Statements
Filed herewith, February 25, 2013 (Incorporated by Reference).

(l) Initial Capital Agreements
Not Applicable.

(m) Rule 12b-1 Plan
Not Applicable.

(n) Rule 18f-3 Plan
Not Applicable.

(o) Reserved.

(p) Code of Ethics
Filed September 3, 2010.

Item 29.	Persons Controlled by or Under Common Control with the Fund
Trust Companies of America, Inc. ("TCA"), a private Florida corporation, is controlled by Roland G. Caldwell, Jr. and other family members. TCA owns 100% of Institutional Investor Advisers, Inc. ("IIA"), the Registrant's Investment Adviser. TCA also owns 100% of Caldwell Trust Company ("CTC"), the Registrant's Custodian. CTC is a Florida Chartered Trust Company regulated by the Florida Office of Financial Regulation and was chartered November 1, 1993. Mr. Caldwell is President of the Registrant and serves as President of IIA and CTC.

Item 30.	Indemnification (Included in Declaration of Trust)
Filed September 3, 2010, (Section 4.2).

Item 31.	Business and Other Connections of Investment Advisor
Trust Companies of America, Inc. ("TCA"), a private Florida corporation, is controlled by Roland G. Caldwell, Jr. and other family members. TCA owns 100% of Institutional Investor Advisers, Inc. ("IIA"), the Registrant's Investment Advisor. TCA also owns 100% of Caldwell Trust Company ("CTC"), the Registrant's Custodian. CTC is a Florida Chartered Trust Company regulated by the Florida Office of Financial Regulation and was chartered November 1, 1993. Mr. Caldwell, President of Registrant, serves as President of IIA and CTC.

Item 32.	Principal Underwriters
Not Applicable.

Item 33.	Location of Accounts and Records
	Registered Office of Registrant:	201 Center Road, Suite Two, Venice, FL 34285
	Records Used and Kept By:	Roland G. Caldwell, Jr., President

Item 34.	Management Services
None Other Than Described in Parts A and B.

Item 35.	Undertakings
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Venice, and the State of Florida, on this the 25th day of February, 2013.

Registrant: Institutional Investor Trust

By:	/ s / Roland G. Caldwell, Jr.	By:	/ s / Marcia DeVries
	Roland G. Caldwell, Jr., Trustee, President		Marcia DeVries, Secretary
Date:	February 25, 2013	Date:	February 25, 2013

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

By:	/ s / Charles E. Albers	By:	/ s / Howard Present
	Charles E. Albers, Trustee		Howard Present, Trustee
Date:	February 25, 2013	Date:	February 25, 2013

By:	/ s / R. Scott Thompson	By:	/ s / James R. Woods
	R. Scott Thompson, Trustee		James R. Woods, Trustee
Date:	February 25, 2013	Date:	February 25, 2013